Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
2/28/21 (Unaudited)

COMMON STOCKS (91.2%)(a)
	Shares	Value
Aerospace and defense (1.3%)
Airbus SE (France)(NON)	83	$9,600
Boeing Co. (The)	309	65,511
Lockheed Martin Corp.	1,249	412,482
Northrop Grumman Corp.	848	247,328
Raytheon Technologies Corp.	1,544	111,153
Teledyne Technologies, Inc.(NON)	130	48,230
TransDigm Group, Inc.(NON)	148	85,347

		979,651
Agriculture (0.1%)
Corteva, Inc.	1,338	60,411

		60,411
Airlines (0.4%)
Copa Holdings SA Class A (Panama)	686	62,886
Southwest Airlines Co.	4,201	244,204

		307,090
Automotive (2.3%)
BYD Co., Ltd. Class H (China)	2,500	63,560
Companhia De Locacao das Americas (Brazil)	5,137	21,871
Ford Motor Co.	45,014	526,664
General Motors Co.	4,735	243,048
Knorr-Bremse AG (Germany)	302	38,425
NIO, Inc. ADR (China)(NON)	1,092	49,992
Porsche Automobil Holding SE (Preference) (Germany)	465	37,229
Stellantis NV (Italy)(NON)	4,385	71,023
Tesla, Inc.(NON)	519	350,585
United Rentals, Inc.(NON)	576	171,291
Volkswagen AG (Preference) (Germany)	69	14,390
Volvo AB (Sweden)(NON)	2,911	74,332

		1,662,410
Banking (4.8%)
Banco Bilbao Vizcaya Argenta (Spain)	12,067	66,961
Bank Leumi Le-Israel BM (Israel)	5,220	31,462
Bank of America Corp.	11,107	385,524
BNP Paribas SA (France)(NON)	1,032	61,320
BOC Hong Kong Holdings, Ltd. (Hong Kong)	8,500	28,273
CaixaBank SA (Spain)	19,943	57,894
Citigroup, Inc.	12,069	795,105
Credit Agricole SA (France)(NON)	3,633	50,887
DBS Group Holdings, Ltd. (Singapore)	3,800	75,920
DNB ASA (Norway)	1,585	30,872
HDFC Bank, Ltd. (India)(NON)	5,751	120,083
Israel Discount Bank, Ltd. Class A (Israel)	4,700	17,238
JPMorgan Chase & Co.	8,211	1,208,413
KeyCorp	3,088	62,192
PNC Financial Services Group, Inc. (The)	1,023	172,232
Popular, Inc. (Puerto Rico)	504	33,677
Sberbank of Russia PJSC ADR (Russia)	6,496	93,775
Skandinaviska Enskilda Banken AB (Sweden)(NON)	3,193	36,742
State Street Corp.	1,121	81,575
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,007	70,455
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	800	26,283
Swedbank AB Class A (Sweden)	333	5,824
United Overseas Bank, Ltd. (Singapore)	2,000	37,018

		3,549,725
Beverage (1.4%)
Asahi Group Holdings, Ltd. (Japan)	1,600	69,227
Carlsberg A/S Class B (Denmark)	363	57,092
Coca-Cola Co. (The)	3,637	178,177
Coca-Cola European Partners PLC (United Kingdom)	300	15,285
Coca-Cola HBC AG (Switzerland)	2,916	90,915
Constellation Brands, Inc. Class A	236	50,537
Diageo PLC (United Kingdom)	1,802	70,833
Keurig Dr Pepper, Inc.	2,568	78,375
PepsiCo, Inc.	3,070	396,614
Wuliangye Yibin Co., Ltd. Class A (China)	1,000	43,344

		1,050,399
Biotechnology (1.3%)
Abcam PLC (United Kingdom)	1,817	42,999
Amgen, Inc.	1,005	226,045
Biogen, Inc.(NON)	121	33,018
Exact Sciences Corp.(NON)	765	104,132
Neurocrine Biosciences, Inc.(NON)	174	19,055
Regeneron Pharmaceuticals, Inc.(NON)	435	195,998
Seagen, Inc.(NON)	488	73,742
Vertex Pharmaceuticals, Inc.(NON)	1,092	232,105

		927,094
Broadcasting (0.1%)
Discovery, Inc. Class A(NON)(S)	1,263	66,977

		66,977
Cable television (1.3%)
Altice USA, Inc. Class A(NON)	1,259	42,315
Charter Communications, Inc. Class A(NON)	618	379,093
Comcast Corp. Class A	8,591	452,917
Liberty Global PLC Class C (United Kingdom)(NON)	2,663	64,711

		939,036
Chemicals (2.3%)
Akzo Nobel NV (Netherlands)	487	50,263
Albemarle Corp.	690	108,475
Ashland Global Holdings, Inc.	349	29,358
Asian Paints, Ltd. (India)	1,392	43,136
Axalta Coating Systems, Ltd.(NON)	1,496	40,901
Brenntag AG (Germany)	715	55,410
Celanese Corp.	227	31,533
Chemours Co. (The)	1,015	23,883
Covestro AG (Germany)	945	68,386
Dow, Inc.	3,360	199,282
DuPont de Nemours, Inc.	5,061	355,890
Eastman Chemical Co.	813	88,828
FMC Corp.	155	15,762
ICL Group, Ltd. (Israel)	2,987	17,157
Koninklijke DSM NV (Netherlands)	344	56,602
LG Chemical, Ltd. (South Korea)	248	183,433
Linde PLC	147	36,284
Nitto Denko Corp. (Japan)	300	25,583
PPG Industries, Inc.	285	38,424
Sherwin-Williams Co. (The)	235	159,880
Shin-Etsu Chemical Co., Ltd. (Japan)	300	48,830

		1,677,300
Commercial and consumer services (2.9%)
Adecco Group AG (Switzerland)	549	34,440
Adyen NV (Netherlands)(NON)	12	27,703
Aramark	2,558	94,953
Automatic Data Processing, Inc.	179	31,150
Avalara, Inc.(NON)	706	110,800
Booking Holdings, Inc.(NON)	27	62,870
Booz Allen Hamilton Holding Corp.	1,408	108,613
Brambles, Ltd. (Australia)	3,753	28,589
Cintas Corp.	99	32,110
CK Hutchison Holdings, Ltd. (Hong Kong)	3,500	26,443
CoStar Group, Inc.(NON)	185	152,396
FleetCor Technologies, Inc.(NON)	110	30,504
Gartner, Inc.(NON)	184	32,943
Kakao Corp. (South Korea)	220	95,559
Mastercard, Inc. Class A	1,096	387,820
Moody's Corp.	111	30,513
Nexi SpA (Italy)(NON)	3,396	60,995
PayPal Holdings, Inc.(NON)	2,293	595,836
Secom Co., Ltd. (Japan)	600	51,931
Square, Inc. Class A(NON)	133	30,594
StoneCo., Ltd. Class A (Brazil)(NON)	649	55,691
TransUnion	195	16,421

		2,098,874
Computers (5.7%)
Apple, Inc.	23,501	2,849,732
Check Point Software Technologies, Ltd. (Israel)(NON)	200	22,048
Cisco Systems, Inc./California	12,237	549,074
Dynatrace, Inc.(NON)	1,955	97,281
Fingerprint Cards AB Class B (Sweden)(NON)	6,912	23,935
Fortinet, Inc.(NON)	1,325	223,726
Fujitsu, Ltd. (Japan)	200	28,819
Logitech International SA (Switzerland)	281	29,920
ServiceNow, Inc.(NON)	284	151,503
Synopsys, Inc.(NON)	498	122,115
Twilio, Inc. Class A(NON)	236	92,720

		4,190,873
Conglomerates (0.5%)
AMETEK, Inc.	745	87,888
Danaher Corp.	1,162	255,257
General Electric Co.	2,175	27,275

		370,420
Construction (0.7%)
Compagnie De Saint-Gobain (France)(NON)	2,516	134,798
CRH PLC (Ireland)	5,349	231,094
Eiffage SA (France)(NON)	285	29,273
Fortune Brands Home & Security, Inc.	971	80,729
HOCHTIEF AG (Germany)	141	12,549
LafargeHolcim, Ltd. (Switzerland)	909	50,111

		538,554
Consumer (0.1%)
LVMH Moet Hennessy Louis Vuitton SA (France)	9	5,699
Pandora A/S (Denmark)	293	28,408
Spectrum Brands Holdings, Inc.	309	23,963

		58,070
Consumer cyclicals (—%)
Genting Bhd (Singapore)	22,700	14,556

		14,556
Consumer finance (1.2%)
Alliance Data Systems Corp.	1,022	98,623
Capital One Financial Corp.	838	100,719
Discover Financial Services	622	58,512
Network International Holdings PLC (United Arab Emirates)(NON)	7,875	40,623
OneMain Holdings, Inc.	377	17,685
SLM Corp.	3,881	61,281
Synchrony Financial	4,679	180,984
Visa, Inc. Class A	1,637	347,682

		906,109
Consumer goods (1.5%)
Colgate-Palmolive Co.	544	40,909
Estee Lauder Cos., Inc. (The) Class A	607	173,517
Hindustan Unilever, Ltd. (India)	1,938	56,228
L'Oreal SA (France)	262	95,525
Procter & Gamble Co. (The)	5,514	681,145
Unilever PLC (United Kingdom)	530	27,484
Unilever PLC (United Kingdom)	375	19,489

		1,094,297
Consumer services (0.8%)
Airbnb, Inc. Class A(NON)	421	86,873
Auto Trader Group PLC (United Kingdom)(NON)	1,981	15,155
Auto1 Group SE 144A (Germany)(NON)	906	50,284
JD.com, Inc. ADR (China)(NON)	1,399	131,324
Meituan Dianping Class B (China)(NON)	3,200	140,270
MercadoLibre, Inc. (Argentina)(NON)	31	50,781
Uber Technologies, Inc.(NON)	575	29,756
Zalando SE (Germany)(NON)	494	50,651

		555,094
Containers (0.1%)
Crown Holdings, Inc.(NON)	517	49,405

		49,405
Distribution (0.3%)
Ferguson PLC (United Kingdom)	596	69,830
ITOCHU Corp. (Japan)	2,600	77,272
PALTAC Corp. (Japan)	800	43,304
Sysco Corp.	336	26,756

		217,162
Electric utilities (1.7%)
AES Corp. (The)	244	6,481
AGL Energy, Ltd. (Australia)	2,770	19,971
Ameren Corp.	1,020	71,675
American Electric Power Co., Inc.	3,512	262,873
CLP Holdings, Ltd. (Hong Kong)	2,000	19,506
E.ON SE (Germany)	1,222	12,450
Electricite De France SA (France)	2,631	31,243
Enel SpA (Italy)	5,564	52,664
Energias de Portugal (EDP) SA (Portugal)	9,265	52,907
Entergy Corp.	665	57,729
Exelon Corp.	7,904	305,095
Pinnacle West Capital Corp.	610	42,657
Public Service Enterprise Group, Inc.	1,581	85,105
Southern Co. (The)	4,101	232,609

		1,252,965
Electrical equipment (0.9%)
ABB, Ltd. (Switzerland)	2,007	57,467
Daikin Industries, Ltd. (Japan)	300	58,314
Honeywell International, Inc.	2,013	407,331
Legrand SA (France)	713	61,853
Schneider Electric SA (France)	509	75,423

		660,388
Electronics (4.9%)
Advanced Micro Devices, Inc.(NON)	1,943	164,203
Arrow Electronics, Inc.(NON)	311	31,181
Brother Industries, Ltd. (Japan)	900	17,672
Garmin, Ltd.	527	65,359
Hoya Corp. (Japan)	1,000	113,514
MediaTek, Inc. (Taiwan)	3,000	96,508
MinebeaMitsumi, Inc. (Japan)	2,500	61,330
Nabtesco Corp. (Japan)	1,100	46,644
NVIDIA Corp.	1,835	1,006,644
NXP Semiconductors NV	470	85,799
Omron Corp. (Japan)	400	32,197
Otsuka Corp. (Japan)	500	23,219
Qualcomm, Inc.	5,524	752,314
Rockwell Automation, Inc.	694	168,836
Samsung Electronics Co., Ltd. (South Korea)	4,187	307,457
Samsung Electronics Co., Ltd. (Preference) (South Korea)	875	56,698
Sartorius AG (Preference) (Germany)	33	16,951
Shenzhen Inovance Technology Co., Ltd. Class A (China)	4,600	60,733
SK Hynix, Inc. (South Korea)	1,230	154,913
TDK Corp. (Japan)	100	14,297
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	4,500	68,691
Texas Instruments, Inc.	528	90,959
Thales SA (France)	701	66,320
Vontier Corp.(NON)	3,153	99,004

		3,601,443
Energy (oil field) (0.6%)
Baker Hughes a GE Co.	864	21,151
Halliburton Co.	12,580	274,621
Schlumberger, Ltd.	5,564	155,291

		451,063
Energy (other) (0.1%)
Xinyi Solar Holdings, Ltd. (China)	30,000	63,044

		63,044
Engineering and construction (0.2%)
ACS Actividades de Construccion y Servicios SA (Spain)	416	12,714
Obayashi Corp. (Japan)	1,800	15,417
Quanta Services, Inc.	1,408	118,061

		146,192
Entertainment (0.5%)
Lite-On Technology Corp. (Taiwan)	13,000	27,725
Live Nation Entertainment, Inc.(NON)	992	88,149
Panasonic Corp. (Japan)	2,500	32,025
Sony Corp. (Japan)	1,800	187,776

		335,675
Financial (1.4%)
3i Group PLC (United Kingdom)	2,471	37,999
Ally Financial, Inc.	3,630	150,645
Apollo Global Management, Inc.	1,830	90,512
B3 SA - Brasil Bolsa Balcao (Brazil)	8,600	83,327
Deutsche Boerse AG (Germany)	593	96,886
Hana Financial Group, Inc. (South Korea)	1,419	46,795
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	700	42,705
Japan Exchange Group, Inc. (Japan)	2,100	45,184
Jefferies Financial Group, Inc.	573	16,640
London Stock Exchange Group PLC (United Kingdom)	714	95,646
MGIC Investment Corp.	2,325	28,319
Partners Group Holding AG (Switzerland)	53	63,473
Radian Group, Inc.	4,924	100,450
SBI Holdings, Inc. (Japan)	1,800	49,950
UBS Group AG (Switzerland)	3,459	53,469

		1,002,000
Food (0.6%)
Campbell Soup Co.	345	15,691
Coles Group, Ltd. (Australia)	1,489	17,564
Dino Polska SA (Poland)(NON)	500	32,796
Hershey Co. (The)	729	106,179
Mondelez International, Inc. Class A	2,538	134,920
Nestle SA (Switzerland)	994	103,799
NH Foods, Ltd. (Japan)	400	16,830
WH Group, Ltd. (Hong Kong)	46,500	41,725

		469,504
Forest products and packaging (0.2%)
AptarGroup, Inc.	335	43,573
SIG Combibloc Group AG (Switzerland)	2,267	50,278
Stora Enso OYJ (Finland)	225	4,430
Weyerhaeuser Co.(R)	556	18,832

		117,113
Gaming and lottery (0.3%)
DraftKings, Inc. Class A(NON)	1,698	104,478
Evolution Gaming Group LB (Sweden)	310	38,593
Flutter Entertainment PLC (Ireland)	325	62,573
OPAP SA (Greece)	2,053	27,633

		233,277
Health-care services (1.5%)
Apollo Hospitals Enterprise, Ltd. (India)	2,058	85,660
Cardinal Health, Inc.	1,956	100,773
Cigna Corp.	878	184,292
HCA Healthcare, Inc.	176	30,277
Humana, Inc.	476	180,713
Laboratory Corp. of America Holdings(NON)	433	103,881
M3, Inc. (Japan)	300	23,711
McKesson Corp.	168	28,479
Sarepta Therapeutics, Inc.(NON)	278	24,203
UnitedHealth Group, Inc.	820	272,420
WuXi AppTec Co., Ltd. Class H (China)	2,420	50,450

		1,084,859
Homebuilding (0.4%)
Berkeley Group Holdings PLC (The) (United Kingdom)	315	17,725
Daito Trust Construction Co., Ltd. (Japan)	200	22,159
Daiwa House Industry Co., Ltd. (Japan)	1,400	39,441
Lennar Corp. Class A	462	38,332
PulteGroup, Inc.	3,201	144,397
Taylor Wimpey PLC (United Kingdom)	9,490	20,836

		282,890
Household furniture and appliances (0.1%)
Tempur Sealy International, Inc.(NON)	1,740	58,133

		58,133
Industrial (0.4%)
Johnson Controls International PLC	5,395	300,988

		300,988
Insurance (2.5%)
Aflac, Inc.	3,315	158,755
AIA Group, Ltd. (Hong Kong)	19,600	245,239
Allianz SE (Germany)	415	100,263
Allstate Corp. (The)	777	82,828
American Financial Group, Inc.	221	23,581
American International Group, Inc.	2,306	101,349
Assured Guaranty, Ltd.	3,283	145,174
Aviva PLC (United Kingdom)	12,160	61,287
AXA SA (France)	6,323	158,629
Direct Line Insurance Group PLC (United Kingdom)	6,562	29,299
Equitable Holdings, Inc.	3,307	97,788
Fidelity National Financial, Inc.	720	27,562
Gjensidige Forsikring ASA (Norway)	615	14,122
Lincoln National Corp.	577	32,814
MetLife, Inc.	5,817	335,059
Principal Financial Group, Inc.	1,436	81,249
Prudential PLC (United Kingdom)	4,108	80,571
Swiss Life Holding AG (Switzerland)	31	15,409
Unum Group	1,761	46,631
Zurich Insurance Group AG (Switzerland)	53	21,611

		1,859,220
Investment banking/Brokerage (1.3%)
Ameriprise Financial, Inc.	749	165,709
Charles Schwab Corp. (The)	2,027	125,106
Goldman Sachs Group, Inc. (The)	1,026	327,787
Hargreaves Lansdown PLC (United Kingdom)	490	10,308
Morgan Stanley	3,333	256,208
Nomura Holdings, Inc. (Japan)	12,400	71,984
SEI Investments Co.	479	26,824

		983,926
Leisure (0.3%)
Brunswick Corp.	800	70,696
Polaris, Inc.	712	83,845
Yamaha Motor Co., Ltd. (Japan)	1,400	30,457

		184,998
Lodging/Tourism (0.5%)
Galaxy Entertainment Group, Ltd. (Hong Kong)	2,000	18,282
Hilton Worldwide Holdings, Inc.	2,297	284,093
Sands China, Ltd. (Hong Kong)(NON)	10,800	50,544

		352,919
Machinery (1.2%)
AGCO Corp.	641	82,997
Atlas Copco AB Class A (Sweden)	188	10,730
CNH Industrial NV (United Kingdom)(NON)	2,885	42,611
Cummins, Inc.	901	228,133
Deere & Co.	859	299,894
Hitachi, Ltd. (Japan)	500	22,872
Otis Worldwide Corp.	694	44,215
Sandvik AB (Sweden)(NON)	2,782	74,666
Sany Heavy Industry Co., Ltd. Class A (China)	9,300	59,183
Toro Co. (The)	160	16,123

		881,424
Manufacturing (0.3%)
Airtac International Group (China)	2,000	69,653
Dover Corp.	236	29,089
Eaton Corp. PLC	944	122,899

		221,641
Media (0.2%)
Bollore SA (France)	1,243	5,945
Walt Disney Co. (The)(NON)	768	145,183

		151,128
Medical technology (2.7%)
10x Genomics, Inc. Class A(NON)	265	47,167
Abbott Laboratories	2,507	300,288
ABIOMED, Inc.(NON)	342	110,996
Baxter International, Inc.	1,219	94,704
Edwards Lifesciences Corp.(NON)	2,762	229,522
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	514	10,863
Hologic, Inc.(NON)	1,928	138,990
IDEXX Laboratories, Inc.(NON)	355	184,660
Medtronic PLC	3,358	392,785
Olympus Corp. (Japan)	500	10,460
QIAGEN NV (Netherlands)(NON)	682	33,678
Sartorius Stedim Biotech (France)	84	36,685
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	800	51,765
Sonic Healthcare, Ltd. (Australia)	1,334	32,569
Sonova Holding AG (Switzerland)	83	21,236
Thermo Fisher Scientific, Inc.	201	90,466
Universal Vision Biotechnology Co., Ltd. (Taiwan)	4,000	34,755
Zimmer Biomet Holdings, Inc.	1,034	168,604

		1,990,193
Metals (1.1%)
Anglo American PLC (United Kingdom)	3,432	132,050
BHP Billiton, Ltd. (Australia)	2,634	99,574
BHP Group PLC (United Kingdom)	1,401	44,281
Fortescue Metals Group, Ltd. (Australia)	2,901	53,818
Freeport-McMoRan, Inc. (Indonesia)(NON)	9,452	320,517
Reliance Steel & Aluminum Co.	294	38,867
Rio Tinto PLC (United Kingdom)	1,199	103,619

		792,726
Miscellaneous (0.1%)
Centre Testing International Group Co., Ltd. Class A (China)	13,302	50,305

		50,305
Natural gas utilities (0.2%)
Eni SpA (Italy)	2,452	28,022
Kinder Morgan, Inc.	6,138	90,229
Tokyo Gas Co., Ltd. (Japan)	1,000	20,658

		138,909
Oil and gas (2.1%)
Apache Corp.	1,792	35,356
BP PLC (United Kingdom)	16,142	65,620
Cenovus Energy, Inc. (Canada)	3,630	26,870
Chevron Corp.	1,288	128,800
Cimarex Energy Co.	833	48,306
ConocoPhillips	3,424	178,082
Devon Energy Corp.	1,647	35,476
Enterprise Products Partners LP	3,771	80,398
EOG Resources, Inc.	540	34,862
Equinor ASA (Norway)	3,654	69,235
Exxon Mobil Corp.	2,199	119,560
OMV AG (Austria)	277	13,322
Orsted AS (Denmark)	356	57,461
Reliance Industries, Ltd. (India)	4,740	134,540
Reliance Industries, Ltd. 144A (India)	1,108	63,463
Royal Dutch Shell PLC Class B (United Kingdom)	6,305	122,214
Santos, Ltd. (Australia)	1,534	8,534
Targa Resources Corp.	1,057	32,693
TOTAL SA (France)	2,150	99,601
Valero Energy Corp.	2,367	182,212
Williams Cos., Inc. (The)	1,403	32,045

		1,568,650
Pharmaceuticals (4.8%)
AbbVie, Inc.	2,843	306,305
Alkermes PLC(NON)	1,271	24,200
AstraZeneca PLC ADR (United Kingdom)	2,341	113,258
Bristol-Myers Squibb Co.	7,820	479,601
Chugai Pharmaceutical Co., Ltd. (Japan)	400	17,873
DexCom, Inc.(NON)	379	150,759
Eli Lilly and Co.	4,096	839,229
GlaxoSmithKline PLC (United Kingdom)	1,680	27,866
Hikma Pharmaceuticals PLC (United Kingdom)	873	27,150
Jazz Pharmaceuticals PLC(NON)	95	15,964
Johnson & Johnson	2,623	415,641
Kobayashi Pharmaceutical Co., Ltd. (Japan)	100	9,438
Lonza Group AG (Switzerland)	321	202,240
Merck & Co., Inc.	5,173	375,664
Merck KGaA (Germany)	333	53,925
Novartis AG (Switzerland)	1,503	129,171
Novo Nordisk A/S Class B (Denmark)	1,398	99,458
Ono Pharmaceutical Co., Ltd. (Japan)	1,700	45,676
Pfizer, Inc.	1,528	51,173
Roche Holding AG (Switzerland)	395	129,118
Shionogi & Co., Ltd. (Japan)	700	35,547
Viatris, Inc.(NON)	189	2,807

		3,552,063
Power producers (0.5%)
NRG Energy, Inc.	7,965	290,802
Vistra Corp.	2,575	44,419

		335,221
Publishing (0.2%)
S&P Global, Inc.	446	146,895

		146,895
Railroads (0.6%)
Aurizon Holdings, Ltd. (Australia)	13,030	38,199
CSX Corp.	328	30,028
Norfolk Southern Corp.	124	31,255
Union Pacific Corp.	1,611	331,802

		431,284
Real estate (1.7%)
AGNC Investment Corp.(R)	6,034	96,725
AvalonBay Communities, Inc.(R)	314	55,186
Boston Properties, Inc.(R)	1,546	153,255
CBRE Group, Inc. Class A(NON)	1,466	111,079
CK Asset Holdings, Ltd. (Hong Kong)	9,500	55,789
Duke Realty Corp.(R)	742	29,124
Equity Lifestyle Properties, Inc.(R)	484	29,839
Gaming and Leisure Properties, Inc.(R)	4,336	192,519
Goodman Group (Australia)(R)	4,696	59,837
Henderson Land Development Co., Ltd. (Hong Kong)	3,900	16,945
Invitation Homes, Inc.(R)	935	27,246
Jones Lang LaSalle, Inc.(NON)	209	36,362
Lamar Advertising Co. Class A(R)	542	46,932
Medical Properties Trust, Inc.(R)	2,769	59,783
Persimmon PLC (United Kingdom)	448	16,159
Simon Property Group, Inc.(R)	2,222	250,908
Sumitomo Realty & Development Co., Ltd. (Japan)	300	10,329
Sun Hung Kai Properties, Ltd. (Hong Kong)	2,000	32,128

		1,280,145
Regional Bells (0.1%)
AT&T, Inc.	1,374	38,321

		38,321
Restaurants (0.7%)
Chipotle Mexican Grill, Inc.(NON)	85	122,570
Jubilant Foodworks, Ltd. (India)	1,007	41,041
McDonald's Corp.	1,350	278,289
Yum China Holdings, Inc. (China)	1,150	69,061
Yum! Brands, Inc.	381	39,445

		550,406
Retail (6.8%)
adidas AG (Germany)(NON)	203	70,460
Amazon.com, Inc.(NON)	717	2,217,631
Best Buy Co., Inc.	2,078	208,527
BJ's Wholesale Club Holdings, Inc.(NON)	3,485	140,027
Casey's General Stores, Inc.	184	37,161
Costco Wholesale Corp.	384	127,104
Home Depot, Inc. (The)	975	251,882
Industria de Diseno Textil SA (Inditex) (Spain)	2,100	69,173
Kingfisher PLC (United Kingdom)(NON)	11,582	42,815
Koninklijke Ahold Delhaize NV (Netherlands)	1,808	47,638
Li Ning Co., Ltd. (China)	14,000	78,696
Lowe's Cos., Inc.	969	154,798
lululemon athletica, Inc. (Canada)(NON)	423	131,841
Moncler SpA (Italy)(NON)	861	53,297
Nike, Inc. Class B	1,910	257,430
Nitori Holdings Co., Ltd. (Japan)	300	55,936
Poya International Co., Ltd. (Taiwan)	2,030	45,625
Ryohin Keikaku Co., Ltd. (Japan)	600	13,498
Sundrug Co., Ltd. (Japan)	400	15,010
Target Corp.	1,917	351,654
TJX Cos., Inc. (The)	1,980	130,660
Wal-Mart de Mexico SAB de CV (Mexico)	26,784	76,226
Walmart, Inc.	2,895	376,118
Wesfarmers, Ltd. (Australia)	1,848	70,016
Woolworths Group, Ltd. (Australia)	1,495	45,323

		5,068,546
Semiconductor (1.4%)
Applied Materials, Inc.	2,171	256,591
ASML Holding NV (Netherlands)	49	27,590
Lasertec Corp. (Japan)	100	12,168
Novatek Microelectronics Corp. (Taiwan)	4,000	68,073
Renesas Electronics Corp. (Japan)(NON)	4,600	50,447
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	21,000	456,907
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	762	95,966
Tokyo Electron, Ltd. (Japan)	100	40,856

		1,008,598
Shipping (0.5%)
A. P. Moeller-Maersck A/S (Denmark)	30	64,400
FedEx Corp.	119	30,286
Old Dominion Freight Line, Inc.	892	191,575
United Parcel Service, Inc. Class B	348	54,925

		341,186
Software (7.1%)
Activision Blizzard, Inc.	3,918	374,590
Adobe, Inc.(NON)	1,698	780,520
Amdocs, Ltd.	823	62,392
Autodesk, Inc.(NON)	1,199	330,924
Cadence Design Systems, Inc.(NON)	1,412	199,219
Intuit, Inc.	1,307	509,913
Microsoft Corp.	10,535	2,448,122
Nexon Co., Ltd. (Japan)	900	28,369
Oracle Corp.	567	36,577
Sea, Ltd. ADR (Thailand)(NON)	746	175,824
Shopify, Inc. Class A (Canada)(NON)	35	44,834
Take-Two Interactive Software, Inc.(NON)	86	15,864
Tata Consultancy Services, Ltd. (India)	2,039	80,309
Totvs SA (Brazil)	12,455	69,740
Veeva Systems, Inc. Class A(NON)	491	137,534

		5,294,731
Staffing (0.1%)
ManpowerGroup, Inc.	397	37,493

		37,493
Technology (—%)
CACI International, Inc. Class A(NON)	161	35,636

		35,636
Technology services (7.8%)
Accenture PLC Class A	1,308	328,167
Alibaba Group Holding, Ltd. (China)(NON)	15,141	453,657
Alphabet, Inc. Class A(NON)	715	1,445,666
Alphabet, Inc. Class C(NON)	301	613,095
Baidu, Inc. ADR (China)(NON)	330	93,542
Capgemini SE (France)	307	49,167
Cognizant Technology Solutions Corp. Class A	1,951	143,359
DocuSign, Inc.(NON)	483	109,477
DXC Technology Co.	1,141	28,776
eBay, Inc.	5,208	293,835
Facebook, Inc. Class A(NON)	1,673	430,998
Fair Isaac Corp.(NON)	65	29,741
Fidelity National Information Services, Inc.	1,635	225,630
GMO internet, Inc. (Japan)	1,400	41,503
GoDaddy, Inc. Class A(NON)	1,754	142,284
IBM Corp.	247	29,376
Itochu Techno-Solutions Corp. (Japan)	300	9,203
Kakaku.com, Inc. (Japan)	400	12,684
Leidos Holdings, Inc.	1,095	96,853
NAVER Corp. (South Korea)	183	61,081
Nomura Research Institute, Ltd. (Japan)	1,600	49,683
Palo Alto Networks, Inc.(NON)	90	32,248
Pinterest, Inc. Class A(NON)	4,377	352,699
Prosus NV (China)	657	77,826
Roku, Inc.(NON)	220	87,006
Salesforce.com, Inc.(NON)	225	48,713
Tencent Holdings, Ltd. (China)	5,500	469,770
Yandex NV Class A (Russia)(NON)	1,309	83,756

		5,839,795
Telecommunications (1.1%)
American Tower Corp.(R)	1,067	230,610
BT Group PLC (United Kingdom)(NON)	8,493	14,615
Crown Castle International Corp.(R)	998	155,439
Equinix, Inc.(R)	197	127,723
Koninklijke KPN NV (Netherlands)	11,107	36,284
T-Mobile US, Inc.(NON)	1,940	232,742

		797,413
Telephone (1.0%)
Deutsche Telekom AG (Germany)	4,440	80,362
KDDI Corp. (Japan)	2,100	64,815
Nippon Telegraph & Telephone Corp. (Japan)	1,500	38,810
Verizon Communications, Inc.	9,475	523,968

		707,955
Textiles (0.1%)
Hermes International (France)	67	74,450

		74,450
Tire and rubber (—%)
Compagnie Generale des Etablissements Michelin SCA (France)	135	19,499

		19,499
Tobacco (0.4%)
Altria Group, Inc.	5,643	246,035
British American Tobacco PLC (United Kingdom)	241	8,355
Imperial Brands PLC (United Kingdom)	3,310	61,456

		315,846
Toys (0.2%)
Nintendo Co., Ltd. (Japan)	200	121,488

		121,488
Transportation services (0.3%)
Aena SME SA (Spain)(NON)	162	27,530
Deutsche Post AG (Germany)	1,554	76,920
Expeditors International of Washington, Inc.	863	79,258
Nippon Express Co., Ltd. (Japan)	200	14,860
Ryder System, Inc.	473	32,055
Yamato Holdings Co., Ltd. (Japan)	800	21,029

		251,652
Trucks and parts (0.2%)
Allison Transmission Holdings, Inc.	960	36,403
Faurecia SA (France)(NON)	556	28,706
Gentex Corp.	1,504	53,212
Koito Manufacturing Co., Ltd. (Japan)	700	46,625
Stanley Electric Co., Ltd. (Japan)	600	17,759

		182,705
Waste Management (0.2%)
Republic Services, Inc.	623	55,503
Waste Management, Inc.	859	95,255

		150,758

Total common stocks (cost $46,717,239)		$67,131,166

INVESTMENT COMPANIES (2.2%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	1,176	$76,122
iShares Russell 1000 Value ETF	1,591	228,404
SPDR S&P 500 ETF Trust(S)	3,110	1,182,920
SPDR S&P MidCap 400 ETF Trust	363	165,111

Total investment companies (cost $1,496,759)		$1,652,557

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	94	$102,595

Total preferred stocks (cost $97,480)		$102,595

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	58	$74,862

Total convertible preferred stocks (cost $58,709)		$74,862

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	49	$588

Total warrants (cost $243)				$588

SHORT-TERM INVESTMENTS (9.0%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.11%(AFF)	Shares	1,105,500	$1,105,500
Putnam Short Term Investment Fund Class P 0.12%(AFF)	Shares	5,113,442	5,113,442
U.S. Treasury Bills 0.074%, 3/18/21(SEG)		$400,000	399,996

Total short-term investments (cost $6,618,928)			$6,618,938
TOTAL INVESTMENTS

Total investments (cost $54,989,358)			$75,580,706

	FORWARD CURRENCY CONTRACTS at 2/28/21 (aggregate face value $21,740,920) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/21/21	$59,951	$60,668	$717
		British Pound	Buy	3/17/21	104,359	100,939	3,420
		Canadian Dollar	Sell	4/21/21	57,132	57,356	224
		Euro	Buy	3/17/21	1,016,265	1,025,637	(9,372)
		Hong Kong Dollar	Buy	5/20/21	36,903	36,928	(25)
		Japanese Yen	Buy	5/19/21	219,885	223,270	(3,385)
		New Zealand Dollar	Sell	4/21/21	30,924	31,065	141
		Swedish Krona	Buy	3/17/21	111,010	112,049	(1,039)
		Swedish Krona	Sell	3/17/21	111,010	113,767	2,757
		Swiss Franc	Buy	3/17/21	46,191	46,516	(325)
		Swiss Franc	Sell	3/17/21	46,191	46,685	494
	Barclays Bank PLC
		British Pound	Buy	3/17/21	66,461	64,481	1,980
		Canadian Dollar	Sell	4/21/21	93,045	93,431	386
		Euro	Sell	3/17/21	221,478	223,482	2,004
		Hong Kong Dollar	Buy	5/20/21	3,198	3,200	(2)
		Japanese Yen	Buy	5/19/21	87,743	89,075	(1,332)
		New Zealand Dollar	Sell	4/21/21	10,982	11,033	51
		Swedish Krona	Buy	3/17/21	72,396	74,197	(1,801)
		Swedish Krona	Sell	3/17/21	72,396	73,008	612
	Citibank, N.A.
		Australian Dollar	Sell	4/21/21	18,162	18,379	217
		British Pound	Sell	3/17/21	76,215	74,472	(1,743)
		Canadian Dollar	Buy	4/21/21	127,702	128,230	(528)
		Chinese Yuan (Offshore)	Sell	5/20/21	62,651	63,223	572
		Danish Krone	Buy	3/17/21	93,105	93,876	(771)
		Euro	Buy	3/17/21	232,462	235,115	(2,653)
		Hong Kong Dollar	Sell	5/20/21	33,280	33,302	22
		Japanese Yen	Buy	5/19/21	718,069	729,269	(11,200)
		New Zealand Dollar	Sell	4/21/21	23,699	24,792	1,093
		Swedish Krona	Buy	3/17/21	34,220	35,071	(851)
		Swedish Krona	Sell	3/17/21	34,220	34,505	285
	Credit Suisse International
		Australian Dollar	Buy	4/21/21	60,720	61,449	(729)
		British Pound	Sell	3/17/21	169,845	165,772	(4,073)
		Canadian Dollar	Buy	4/21/21	12,102	12,623	(521)
		Euro	Buy	3/17/21	107,299	107,838	(539)
		New Zealand Dollar	Buy	4/21/21	12,644	12,704	(60)
		Swiss Franc	Sell	3/17/21	31,453	32,892	1,439
	Goldman Sachs International
		Australian Dollar	Buy	4/21/21	350,316	355,605	(5,289)
		British Pound	Sell	3/17/21	10,171	10,944	773
		Canadian Dollar	Buy	4/21/21	242,672	243,307	(635)
		Chinese Yuan (Offshore)	Sell	5/20/21	215,707	216,141	434
		Euro	Buy	3/17/21	51,417	51,720	(303)
		Hong Kong Dollar	Buy	5/20/21	19,986	19,999	(13)
		Japanese Yen	Sell	5/19/21	163,081	163,705	624
		New Zealand Dollar	Sell	4/21/21	412,994	414,937	1,943
		Norwegian Krone	Sell	3/17/21	57,101	57,738	637
		South African Rand	Buy	4/21/21	28,569	28,545	24
		Swedish Krona	Buy	3/17/21	421,239	426,431	(5,192)
		Swedish Krona	Sell	3/17/21	421,239	429,939	8,700
		Swiss Franc	Sell	3/17/21	181,793	186,594	4,801
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/21/21	94,121	94,410	(289)
		British Pound	Sell	3/17/21	378,007	366,086	(11,921)
		Canadian Dollar	Buy	4/21/21	53,517	53,724	(207)
		Chinese Yuan (Offshore)	Buy	5/20/21	351,359	351,623	(264)
		Euro	Buy	3/17/21	369,332	372,831	(3,499)
		Hong Kong Dollar	Sell	5/20/21	233,757	233,911	154
		Japanese Yen	Buy	5/19/21	77,374	78,563	(1,189)
		New Zealand Dollar	Sell	4/21/21	91,977	92,396	419
		Norwegian Krone	Buy	3/17/21	28,037	27,942	95
		Norwegian Krone	Sell	3/17/21	28,037	28,971	934
		Swedish Krona	Buy	3/17/21	34,018	34,084	(66)
		Swiss Franc	Sell	3/17/21	109,538	111,929	2,391
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/21/21	272,511	275,199	(2,688)
		British Pound	Buy	3/17/21	633,402	611,707	21,695
		Canadian Dollar	Sell	4/21/21	265,934	266,812	878
		Euro	Sell	3/17/21	696,901	702,931	6,030
		Japanese Yen	Sell	5/19/21	177,331	180,063	2,732
		New Zealand Dollar	Sell	4/21/21	138,941	139,602	661
		Norwegian Krone	Buy	3/17/21	85,173	87,634	(2,461)
		Singapore Dollar	Buy	5/19/21	12,297	12,301	(4)
		South Korean Won	Sell	5/20/21	159,343	160,466	1,123
		Swedish Krona	Buy	3/17/21	142,707	143,913	(1,206)
		Swedish Krona	Sell	3/17/21	142,707	145,637	2,930
		Swiss Franc	Buy	3/17/21	165,187	174,082	(8,895)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/21/21	458,828	464,255	(5,427)
		British Pound	Buy	3/17/21	222,791	216,411	6,380
		Canadian Dollar	Buy	4/21/21	137,289	137,658	(369)
		Euro	Buy	3/17/21	98,247	98,570	(323)
		Hong Kong Dollar	Sell	5/20/21	438	439	1
		Japanese Yen	Buy	5/19/21	325,320	330,431	(5,111)
		New Zealand Dollar	Buy	4/21/21	95,879	96,493	(614)
		Norwegian Krone	Buy	3/17/21	44,830	45,790	(960)
		Norwegian Krone	Sell	3/17/21	44,830	45,443	613
		Swedish Krona	Buy	3/17/21	292,296	293,294	(998)
		Swiss Franc	Sell	3/17/21	21,445	26,481	5,036
	NatWest Markets PLC
		Australian Dollar	Buy	4/21/21	579,654	587,060	(7,406)
		British Pound	Buy	3/17/21	79,697	76,351	3,346
		Canadian Dollar	Sell	4/21/21	53,831	53,327	(504)
		Euro	Buy	3/17/21	323,587	326,702	(3,115)
		Japanese Yen	Buy	5/19/21	29,961	30,424	(463)
		New Zealand Dollar	Sell	4/21/21	346,811	347,713	902
		Norwegian Krone	Buy	3/17/21	531	1,395	(864)
		Swedish Krona	Buy	3/17/21	93,184	95,726	(2,542)
		Swedish Krona	Sell	3/17/21	93,184	94,800	1,616
		Swiss Franc	Buy	3/17/21	47,841	48,178	(337)
		Swiss Franc	Sell	3/17/21	47,841	49,136	1,295
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/21/21	50,870	54,188	(3,318)
		British Pound	Sell	3/17/21	660,014	646,941	(13,073)
		Canadian Dollar	Sell	4/21/21	362,673	360,043	(2,630)
		Chinese Yuan (Offshore)	Sell	5/20/21	360,605	361,293	688
		Euro	Buy	3/17/21	98,609	100,044	(1,435)
		Hong Kong Dollar	Sell	5/20/21	283,927	284,103	176
		Japanese Yen	Sell	5/19/21	626,100	634,270	8,170
		New Zealand Dollar	Sell	4/21/21	12,355	9,857	(2,498)
		Norwegian Krone	Buy	3/17/21	154,845	157,283	(2,438)
		Norwegian Krone	Sell	3/17/21	154,845	156,560	1,715
		Swedish Krona	Buy	3/17/21	153,107	155,425	(2,318)
		Swiss Franc	Sell	3/17/21	259,768	265,188	5,420
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/21/21	51,408	52,030	(622)
		British Pound	Sell	3/17/21	12,540	12,129	(411)
		Canadian Dollar	Sell	4/21/21	93,674	94,032	358
		Chinese Yuan (Offshore)	Sell	5/20/21	62,651	63,223	572
		Euro	Sell	3/17/21	392,384	394,068	1,684
		Hong Kong Dollar	Sell	5/20/21	233,628	233,783	155
		Japanese Yen	Buy	5/19/21	227,670	230,748	(3,078)
		New Zealand Dollar	Sell	4/21/21	20,014	20,106	92
		Norwegian Krone	Buy	3/17/21	135,077	135,430	(353)
		Swedish Krona	Buy	3/17/21	17,033	17,457	(424)
		Swedish Krona	Sell	3/17/21	17,033	17,177	144
		Swiss Franc	Sell	3/17/21	101,730	104,234	2,504
	UBS AG
		Australian Dollar	Buy	3/15/21	91,031	84,767	6,264
		Australian Dollar	Sell	3/15/21	91,031	85,370	(5,661)
		Australian Dollar	Sell	4/21/21	105,203	106,921	1,718
		British Pound	Sell	3/17/21	274,205	272,733	(1,472)
		Canadian Dollar	Sell	4/21/21	99,490	98,925	(565)
		Euro	Sell	3/17/21	98,609	101,628	3,019
		Hong Kong Dollar	Sell	5/20/21	133,350	133,433	83
		Japanese Yen	Buy	5/19/21	158,830	160,790	(1,960)
		New Zealand Dollar	Sell	4/21/21	334,672	335,936	1,264
		Norwegian Krone	Buy	3/17/21	123,693	125,559	(1,866)
		Swedish Krona	Buy	3/17/21	76,388	74,857	1,531
		Swiss Franc	Buy	3/17/21	44,761	46,108	(1,347)
		Swiss Franc	Sell	3/17/21	44,761	45,076	315
	WestPac Banking Corp.
		Australian Dollar	Buy	4/21/21	21,241	21,535	(294)
		British Pound	Sell	3/17/21	18,949	20,164	1,215
		Canadian Dollar	Sell	4/21/21	19,725	19,702	(23)
		Euro	Sell	3/17/21	51,900	53,157	1,257
		Hong Kong Dollar	Buy	5/20/21	18,258	18,271	(13)
		Japanese Yen	Buy	5/19/21	203,215	206,341	(3,126)
		New Zealand Dollar	Sell	4/21/21	1,589	1,237	(352)

	Unrealized appreciation						131,925

	Unrealized (depreciation)						(163,380)

	Total						$(31,455)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	9	$975,990	$973,800	Mar-21	$16,426
Russell 2000 Index E-Mini (Long)	45	4,952,365	4,948,200	Mar-21	621,498
S&P 500 Index E-Mini (Long)	1	190,558	190,460	Mar-21	(5,168)

Unrealized appreciation					637,924

Unrealized (depreciation)					(5,168)

Total					$632,756

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2020 through February 28, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $73,572,811.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$607,875	$19,739,041	$19,241,416	$1,338	$1,105,500
	Putnam Short Term Investment Fund**	4,783,738	22,397,406	22,067,702	6,696	5,113,442

	Total Short-term investments	$5,391,613	$42,136,447	$41,309,118	$8,034	$6,218,942
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,105,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,080,002.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $377,000.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $59,243 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.8%
	Japan	2.9
	China	2.7
	United Kingdom	2.0
	France	1.4
	Switzerland	1.4
	South Korea	1.2
	Germany	1.1
	Taiwan	1.1
	Hong Kong	0.9
	India	0.8
	Australia	0.6
	Indonesia	0.4
	Denmark	0.4
	Ireland	0.4
	Other	4.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $62,596 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,109,519	$1,076,585	$—
Capital goods	3,199,382	373,770	—
Communication services	2,351,464	131,261	—
Conglomerates	370,420	—	—
Consumer cyclicals	9,871,090	824,620	—
Consumer staples	3,774,258	751,018	—
Energy	1,605,163	477,594	—
Financials	8,232,396	1,348,729	—
Health care	6,750,683	803,526	—
Miscellaneous	50,305	—	—
Technology	19,679,367	291,709	—
Transportation	1,162,362	168,850	—
Utilities and power	1,549,809	177,286	—

Total common stocks	60,706,218	6,424,948	—
Convertible preferred stocks	74,862	—	—
Investment companies	1,652,557	—	—
Preferred stocks	—	102,595	—
Warrants	588	—	—
Short-term investments	—	6,618,938	—

Totals by level	$62,434,225	$13,146,481	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(31,455)	$—
Futures contracts	632,756	—	—

Totals by level	$632,756	$(31,455)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$2,300,000
Written currency option contracts (contract amount)	$2,100,000
Futures contracts (number of contracts)	50
Forward currency contracts (contract amount)	$25,200,000
OTC total return swap contracts (notional)	$18,000
Warrants (number of warrants)	20
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com